Earning Per Share - Summary of Earnings per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Issued ordinary shares at January 1	9,818	9,818	9,818
Weighted average number of ordinary shares at December 31	9,924	9,818	9,818
Class H shares [member]
Earnings per share [line items]
Effect of issuance of H shares (Note 47)	106